DEBT (Tables)	12 Months Ended
Feb. 02, 2018
Debt Disclosure [Abstract]
Outstanding debt
The following table summarizes DFS debt as of the periods indicated.

	February 2, 2018	February 3, 2017
	(in millions)
DFS U.S. debt
Securitization facilities	$1,498	$1,481
Fixed-term securitization offerings	2,034	1,364
Other	32	4
Total DFS U.S. debt	3,564	2,849
DFS international debt
Securitization facility	404	233
Other structured facilities	628	382
Note payable	200	—
Total DFS international debt	1,232	615
Total DFS debt	$4,796	$3,464
Total short-term DFS debt	$3,327	$2,088
Total long-term DFS debt	$1,469	$1,376
The following table summarizes the Company's outstanding debt as of the dates indicated:

	February 2, 2018	February 3, 2017
	(in millions)
Secured Debt
Senior Secured Credit Facilities:
3.58% Term Loan B Facility due September 2023	$4,988	$4,987
Term Loan A-1 Facility due December 2018	—	600
3.33% Term Loan A-2 Facility due September 2021	4,394	3,876
3.08% Term Loan A-3 Facility due December 2018	1,213	1,800
3.33% Revolving Credit Facility due September 2021	—	375
First Lien Notes:
3.48% due June 2019	3,750	3,750
4.42% due June 2021	4,500	4,500
5.45% due June 2023	3,750	3,750
6.02% due June 2026	4,500	4,500
8.10% due July 2036	1,500	1,500
8.35% due July 2046	2,000	2,000
Unsecured Debt
Unsecured Notes and Debentures:
5.65% due April 2018	500	500
5.875% due June 2019	600	600
4.625% due April 2021	400	400
7.10% due April 2028	300	300
6.50% due April 2038	388	388
5.40% due September 2040	264	265
Senior Notes:
5.875% due June 2021	1,625	1,625
7.125% due June 2024	1,625	1,625
EMC Notes:
1.875% due June 2018	2,500	2,500
2.650% due June 2020	2,000	2,000
3.375% due June 2023	1,000	1,000
VMware Notes:
2.30% due August 2020	1,250	—
2.95% due August 2022	1,500	—
3.90% due August 2027	1,250	—
DFS Debt (Note 7)	4,796	3,464
Other
4.02% Margin Loan Facility due April 2022	2,000	—
Margin Bridge Facility due September 2017	—	2,500
VMware Note Bridge Facility due September 2017	—	1,500
Other	101	51
Total debt, principal amount	$52,694	$50,356

	February 2, 2018	February 3, 2017
	(in millions)
Total debt, principal amount	$52,694	$50,356
Unamortized discount, net of unamortized premium	(266)	(284)
Debt issuance costs	(557)	(682)
Total debt, carrying value	$51,871	$49,390
Total short-term debt, carrying value	$7,873	$6,329
Total long-term debt, carrying value	$43,998	$43,061

Aggregate future maturities
As of February 2, 2018, aggregate future maturities of the Company's debt were as follows:

	Maturities by Fiscal Year
	2019	2020	2021	2022	2023	Thereafter	Total
	(in millions)
Senior Secured Credit Facilities and First Lien Notes	$1,541	$4,245	$371	$7,888	$63	$16,487	$30,595
Unsecured Notes and Debentures	500	600	—	400	—	952	2,452
Senior Notes and EMC Notes	2,500	—	2,000	1,625	—	2,625	8,750
VMware Notes	—	—	1,250	—	1,500	1,250	4,000
DFS Debt	3,328	847	530	82	9	—	4,796
Margin Loan Facility	—	—	—	—	2,000	—	2,000
Other	19	—	56	—	—	26	101
Total maturities, principal amount	7,888	5,692	4,207	9,995	3,572	21,340	52,694
Associated carrying value adjustments	(14)	(32)	(8)	(192)	(30)	(547)	(823)
Total maturities, carrying value amount	$7,874	$5,660	$4,199	$9,803	$3,542	$20,793	$51,871